Accrued Expenses and Other Liabilities (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses And Other Liabilities

Accrued expenses and other liabilities consists of the following:

	As of
	December 31, 2025	June 30, 2025
Deposits	$75,107	$95,627
Social funds payable	-	1,536
Rental payable	157,012	-
Accrued expenses	-	8,500
Share subscription advance payment *	6,449,214	-
Accrued payroll	1,085,977	855,639
Tax payable	22,409	118,343
Others	86,546	8,846
Accrued expenses and other liabilities	$7,876,265	$1,088,491

*	On December 8, 2025, the Company entered into a securities purchase agreement with certain investors for a private placement offering of 10,000,000 Class A ordinary shares of the Company at the subscription price of US$1.42 per Class A Ordinary Share with gross amount of $14.2 million. As of December 31, 2025, certain investors injected their subscription amount into the Company, while the Company has not issued the shares to investors. Thus, such amount is recorded as “share subscription advance payment”.